Summary of significant accounting policies - Share-Based Payment (Details)	12 Months Ended
Dec. 31, 2022
Stock option plans
Disclosure Of Detailed Information About Share-Based Payment [Line Items]
Option vesting period (in years)	4 years
Restricted share plans
Disclosure Of Detailed Information About Share-Based Payment [Line Items]
Award vesting period (in years)	3 years